Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 16	Earnings Per Share

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2011	2010	2009
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205
Preferred dividends	(129)	(89)	(228)
Equity portion of gain on ITS exchange transaction, net of tax (a)	—	118	—
Accretion of preferred stock discount	—	—	(14)
Deemed dividend on preferred stock redemption (b)	—	—	(154)
Earnings allocated to participating stock awards	(22)	(14)	(6)
Net income applicable to U.S. Bancorp common shareholders	$4,721	$3,332	$1,803
Average common shares outstanding	1,914	1,912	1,851
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	9	8
Average diluted common shares outstanding	1,923	1,921	1,859
Earnings per common share	$2.47	$1.74	$.97
Diluted earnings per common share	$2.46	$1.73	$.97

(a)	During 2010, the Company exchanged depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock for approximately 46 percent of the outstanding ITS issued by USB Capital IX to third party investors, retired a pro-rata portion of the related junior subordinated debentures and cancelled a pro-rata portion of the related stock purchase contracts.
(b)	Represents the unaccreted discount remaining on the Company's Series E Fixed Rate Cumulative Perpetual Preferred Stock at the redemption date.

Options and warrants outstanding at December 31, 2011, 2010 and 2009, to purchase 54 million, 56 million and 70 million common shares, respectively, were not included in the computation of diluted earnings per share for the years ended December 31, 2011, 2010 and 2009, respectively, because they were antidilutive. Convertible senior debentures that could potentially be converted into shares of the Company's common stock pursuant to specified formulas, were not included in the computation of dilutive earnings per share because they were antidilutive.